Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000130199 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000130199 [Member] | Microsoft Corp United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000130199 [Member] | Merck And Co Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000130199 [Member] | Roche Holding AG Switzerland [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000130199 [Member] | Broadcom Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000130199 [Member] | Netflix Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000130199 [Member] | Apple Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000130199 [Member] | Samsung Electronics Co Ltd South Korea [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000130199 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR Taiwan [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000130199 [Member] | Alphabet Inc Class A United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000130199 [Member] | NVIDIA Corp United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000130199 [Member] | All other [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000130199 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000130199 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000130199 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000130199 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000130199 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000130199 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000130199 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000130199 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130199 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000130199 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000130199 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	48.40%
C000130199 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.80%
C000130199 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.10%
C000130199 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.90%
C000130199 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.80%
C000130199 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.90%
C000130199 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.30%
C000130199 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.50%
C000130199 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	5.20%
C000130199 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000130199 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000130200 [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000130200 [Member] | Microsoft Corp United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000130200 [Member] | Vinci S A France [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000130200 [Member] | Amazon com Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000130200 [Member] | London Stock Exchange Group PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000130200 [Member] | Canadian Pacific Kansas City Ltd Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000130200 [Member] | Safran S A France [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000130200 [Member] | Aon PLC Class A United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000130200 [Member] | Mastercard Inc Class A United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000130200 [Member] | Airbus SE France [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000130200 [Member] | UnitedHealth Group Inc United States [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000130200 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000130200 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000130200 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000130200 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000130200 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000130200 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000130200 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000130200 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	47.90%
C000130200 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	20.50%
C000130200 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.30%
C000130200 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	17.80%
C000130200 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.30%
C000130200 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.80%
C000130200 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.40%
C000130200 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000130200 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000130200 [Member] | Derivative [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000248365 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000248365 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.10%
C000248365 [Member] | Derivative [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000248365 [Member] | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	114.60%
C000248365 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000248365 [Member] | Commodity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.00%)
C000248365 [Member] | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.50%)
C000248367 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000248367 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.10%
C000248367 [Member] | Derivative [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000248367 [Member] | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	114.60%
C000248367 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000248367 [Member] | Commodity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.00%)
C000248367 [Member] | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.50%)
C000248366 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000248366 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.10%
C000248366 [Member] | Derivative [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000248366 [Member] | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	114.60%
C000248366 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000248366 [Member] | Commodity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.00%)
C000248366 [Member] | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.50%)
C000257775 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000257775 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000257775 [Member] | Derivative [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000257775 [Member] | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	385.00%
C000257775 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000257775 [Member] | Forward Commodity Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000257775 [Member] | Commodity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(54.90%)
C000257775 [Member] | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(284.70%)
C000257776 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000257776 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000257776 [Member] | Derivative [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000257776 [Member] | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	385.00%
C000257776 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000257776 [Member] | Forward Commodity Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000257776 [Member] | Commodity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(54.90%)
C000257776 [Member] | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(284.70%)
C000257774 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000257774 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000257774 [Member] | Derivative [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000257774 [Member] | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	385.00%
C000257774 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000257774 [Member] | Forward Commodity Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000257774 [Member] | Commodity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(54.90%)
C000257774 [Member] | Equity Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(284.70%)